Others - Movement in allowance (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Financial instruments
Financial assets at period start	$ (180,567)
Financial assets at period end	(183,691)
Less: Allowance for expected credit losses (Note) | Loans to consumers
Financial instruments
Financial assets at period start	181
Provision for impairment	363
Write-offs	(368)
Financial assets at period end	$ 176